UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 96.5%
Automobiles & Components - 2.6%
Allison Transmission Holdings, Inc.	100,000	$2,928,000
Ford Motor Co.	400,000	6,808,000
		9,736,000
Banks - 0.8%
M&T Bank Corp.	20,000	2,430,000
Mitsubishi UFJ Financial Group, Inc. - ADR	90,000	531,000
		2,961,000
Capital Goods - 5.4%
General Electric Co.	400,000	10,060,000
Illinois Tool Works, Inc.	50,000	4,118,500
The Boeing Co.	50,000	6,024,000
		20,202,500
Commercial & Professional Services - 3.7%
Steelcase, Inc.	250,000	3,775,000
The ADT Corp.	100,000	3,480,000
Pitney Bowes, Inc.	250,000	6,765,000
		14,020,000
Consumer Services - 2.0%
Bob Evans Farms, Inc.	75,000	3,563,250
DeVry Education Group, Inc.	100,000	3,997,000
		7,560,250
Diversified Financials - 5.1%
Capital One Financial Corp.	75,000	5,965,500
Lazard Ltd.(a)	100,000	5,230,000
The Bank of New York Mellon Corp.	200,000	7,808,000
		19,003,500
Energy - 12.4%
Bill Barrett Corp.(b)	100,000	2,401,000
Cameco Corp.(a)	100,000	2,016,000
Energen Corp.	100,000	8,163,000
Energy XXI Bermuda Ltd.(a)	150,000	2,994,000
Exxon Mobil Corp.	100,000	9,894,000
Frank's International NV(a)	102,500	2,372,875
McDermott International, Inc.(a)(b)	218,000	1,591,400
Murphy Oil Corp.	100,000	6,213,000
Schlumberger Ltd. (a)(b)	100,000	10,839,000
		46,484,275
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	100,000	7,358,000
Food, Beverage & Tobacco - 3.5%
Campbell Soup Co.	125,000	5,198,750
The Coca-Cola Co.	200,000	7,858,000
		13,056,750
Health Care Equipment & Services - 0.9%
Express Scripts Holding Co.(b)	50,000	3,482,500
Household & Personal Products - 3.8%
Colgate-Palmolive Co.	100,000	6,340,000
The Procter & Gamble Co.	100,000	7,732,000
		14,072,000

Insurance - 2.9%
Aflac, Inc.	100,000	5,974,000
XL Group PLC(a)	150,000	4,836,000
		10,810,000
Materials - 7.2%
BHP Billiton Ltd.(a)	75,000	5,331,750
EI du Pont de Nemours & Co.	150,000	9,646,500
Goldcorp, Inc.(a)	300,000	8,220,000
Sonoco Products Co.	100,000	3,914,000
		27,112,250
Pharmaceuticals, Biotechnology & Life Sciences - 14.1%
Alkermes PLC(a)(b)	200,000	8,552,000
Allergan, Inc.	40,000	6,634,400
Isis Pharmaceuticals, Inc.(b)	200,000	6,198,000
Johnson & Johnson	100,000	10,009,000
Merck & Co., Inc.	150,000	8,511,000
Omeros Corp.(b)	175,000	2,381,750
Perrigo Co. PLC(a)	25,000	3,761,250
Pfizer, Inc.	200,000	5,740,000
PTC Therapeutics, Inc.(b)	45,000	1,188,900
		52,976,300
Retailing - 1.5%
Amazon.com, Inc.(b)	10,000	3,129,900
Target Corp.	40,000	2,383,600
		5,513,500
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	400,000	8,384,000
Intel Corp.	250,000	8,472,500
		16,856,500
Software & Services - 10.0%
Automatic Data Processing, Inc.	100,000	8,131,000
Facebook, Inc.(b)	75,000	5,448,750
Google, Inc.(b)	7,000	4,001,200
Google, Inc.(b)	7,000	4,056,850
Microsoft Corp.	300,000	12,948,000
Oracle Corp.	75,000	3,029,250
		37,615,050
Technology Hardware & Equipment - 7.4%
Apple, Inc.	70,000	6,689,900
Bio-key International, Inc.(b)(c)(d)(e)(Originally acquired 09/16/05, Cost $0)	47,090	–
EMC Corp.	300,000	8,790,000
QUALCOMM, Inc.	30,000	2,211,000
Xerox Corp.	750,000	9,945,000
		27,635,900
Telecommunication Services - 1.3%
Verizon Communications, Inc.	100,000	5,042,000
Transportation - 2.9%
CH Robinson Worldwide, Inc.	50,000	3,373,000
Delta Air Lines, Inc.	200,000	7,492,000
		10,865,000
Utilities - 2.5%
NextEra Energy, Inc.	100,000	9,389,000
Total Common Stocks (Cost $238,972,783)		361,752,275

Real Estate Investment Trust (REIT) - 2.1%
Real Estate - 2.1%
Weyerhaeuser Co.	250,000	7,830,000
Total Real Estate Investment Trust (Cost $4,426,162)		7,830,000

Short-Term Investment - 0.2%
Money Market Fund - 0.2%
STIT-Treasury Portfolio, 0.01%(f)	979,591	979,591
Total Short-Term Investment (Cost $979,591)		979,591

Total Investments (Cost $244,378,536) - 98.8%		370,561,866
Other Assets in Excess of Liabilities - 1.2%		4,339,707
Total Net Assets - 100.0%		$374,901,573
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Australia 1.4%; Bermuda 2.2%; Canada 2.7%; Curacao 2.9%; Ireland 4.6%; Japan 0.1%; Netherlands 0.6%; Panama 0.4%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2014 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securites as of July 31, 2014 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 99.3%
Automobiles & Components - 2.3%
Allison Transmission Holdings, Inc.	14,000	$409,920
BorgWarner, Inc.	4,800	298,800
Delphi Automotive PLC(a)	2,500	167,000
Tesla Motors, Inc.(b)	2,200	491,260
The Goodyear Tire & Rubber Co.	12,500	314,625
Visteon Corp.(b)	1,700	162,350
		1,843,955
Banks - 5.1%
Bank of the Ozarks, Inc.	22,500	692,325
City National Corp.	1,200	90,300
Home BancShares, Inc.	16,500	495,990
Pinnacle Financial Partners, Inc.	31,000	1,147,000
Signature Bank(b)	11,700	1,338,363
South State Corp.	4,000	232,440
		3,996,418
Capital Goods - 9.2%
Acuity Brands, Inc.	2,000	214,540
Allegion PLC(a)	3,900	200,577
AMETEK, Inc.	8,500	413,865
AO Smith Corp.	8,400	392,280
Armstrong World Industries, Inc.(b)	2,500	121,700
Astronics Corp.(b)	2,300	133,400
Belden, Inc.	2,800	190,120
Chicago Bridge & Iron Co. NV(a)	4,500	266,940
Colfax Corp.(b)	4,100	258,177
Donaldson Co., Inc.	4,100	159,039
Generac Holdings, Inc.(b)	8,900	386,260
Graco, Inc.	1,700	126,055
HEICO Corp.	5,000	245,800
Hexcel Corp.(b)	3,800	141,550
Hubbell, Inc.	2,300	268,962
IDEX Corp.	3,200	242,624
Lennox International, Inc.	2,800	238,896
Lincoln Electric Holdings, Inc.	1,800	119,592
The Middleby Corp.(b)	2,600	189,436
Navistar International Corp.(b)	3,800	133,646
Nordson Corp.	1,500	112,755
PGT, Inc.(b)	29,500	273,170
Proto Labs, Inc.(b)	2,750	222,750
Spirit AeroSystems Holdings, Inc.(b)	4,500	146,565
TransDigm Group, Inc.	3,600	604,512
Trinity Industries, Inc.	5,200	226,928

WABCO Holdings, Inc.(b)	4,800	467,904
Wabtec Corp.	6,800	548,624
Watsco, Inc.	2,100	188,097
		7,234,764
Commercial & Professional Services - 1.0%
Copart, Inc.(b)	3,400	113,492
Equifax, Inc.	5,300	403,277
Robert Half International, Inc.	5,100	248,115
		764,884
Consumer Durables & Apparel - 4.8%
Fossil Group, Inc.(b)	3,000	294,000
Haier Electronics Group Co., Ltd.(a)	36,000	103,586
Hanesbrands, Inc.	9,300	908,703
Harman International Industries, Inc.	2,900	314,795
Jarden Corp.(b)	3,500	195,650
Kate Spade & Co.(b)	4,500	170,235
Michael Kors Holdings Ltd.(a)(b)	4,000	325,920
Mohawk Industries, Inc.(b)	2,400	299,448
Polaris Industries, Inc.	3,500	516,390
Prada SpA(a)	6,000	42,813
Steven Madden Ltd.(b)	3,000	95,550
Tempur Sealy International, Inc.(b)	3,400	186,014
Tupperware Brands Corp.	2,500	181,950
Under Armour, Inc.(b)	2,000	133,500
		3,768,554
Consumer Services - 3.0%
Bob Evans Farms, Inc.	500	23,755
Domino's Pizza, Inc.	7,300	525,600
Dunkin' Brands Group, Inc.	10,900	467,174
Jack in the Box, Inc.	5,600	320,264
Starbucks Corp.	6,100	473,848
Starwood Hotels & Resorts Worldwide, Inc.	1,000	76,840
Wyndham Worldwide Corp.	3,000	226,650
Wynn Resorts Ltd.	1,000	213,200
		2,327,331
Diversified Financials - 3.8%
Affiliated Managers Group, Inc.(b)	1,900	378,575
The Blackstone Group LP	19,000	620,920
CBOE Holdings, Inc.	3,400	164,798
KKR & Co. LP	12,700	291,084
Lazard Ltd.(a)	6,800	355,640
MSCI, Inc.(b)	500	22,625
Portfolio Recovery Associates, Inc.(b)	4,500	265,320
T. Rowe Price Group, Inc.	3,200	248,512
The Charles Schwab Corp.	14,000	388,500
Waddell & Reed Financial, Inc.	4,600	242,834
		2,978,808

Energy - 2.2%
Cheniere Energy, Inc.(b)	1,000	70,760
Concho Resources, Inc.(b)	1,500	211,200
Core Laboratories NV(a)	1,500	219,645
Diamondback Energy, Inc.(b)	1,000	82,230
Dril-Quip, Inc.(b)	1,200	120,924
FMC Technologies, Inc.(b)	1,000	60,800
Frank's International NV(a)	5,500	127,325
Halcon Resources Corp.(b)	44,000	261,800
Oceaneering International, Inc.	4,500	305,595
Pioneer Natural Resources Co.	1,000	221,460
SM Energy Co.	1,000	78,540
		1,760,279
Food, Beverage & Tobacco - 2.6%
Constellation Brands, Inc.(b)	8,000	666,080
Monster Beverage Corp.(b)	2,000	127,920
The Boston Beer Co., Inc.(b)	1,600	352,640
The Hain Celestial Group, Inc.(b)	5,800	495,900
The WhiteWave Foods Co.(b)	13,500	402,165
		2,044,705
Health Care Equipment & Services - 4.4%
Align Technology, Inc.(b)	5,000	271,050
athenahealth, Inc.(b)	1,100	136,840
DexCom, Inc.(b)	9,200	346,656
HeartWare International, Inc.(b)	500	42,105
IDEXX Laboratories, Inc.(b)	3,700	460,576
Insulet Corp.(b)	6,900	243,846
Medidata Solutions, Inc.(b)	4,200	188,328
MWI Veterinary Supply, Inc.(b)	1,100	155,386
ResMed, Inc.	5,800	300,092
Sirona Dental Systems, Inc.(b)	2,700	216,540
Teleflex, Inc.	2,100	226,254
Tenet Healthcare Corp.(b)	5,200	274,404
The Cooper Cos., Inc.	1,300	209,144
Tornier NV(a)(b)	10,300	213,519
Universal Health Services, Inc.	1,400	149,240
		3,433,980
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	2,800	179,704
Herbalife Ltd.(a)	3,000	157,200
Nu Skin Enterprises, Inc.	2,400	140,856
		477,760
Insurance - 0.5%
Arthur J. Gallagher & Co.	4,200	189,000
RenaissanceRe Holdings Ltd.(a)	2,000	195,620
		384,620

Materials - 5.2%
AptarGroup, Inc.	2,600	158,860
Ball Corp.	5,100	312,426
Caesarstone Sdot-Yam Ltd.(a)	2,000	86,720
Crown Holdings, Inc.(b)	4,500	209,475
Eagle Materials, Inc.	3,000	272,460
HB Fuller Co.	2,200	98,230
Huntsman Corp.	4,600	119,830
International Flavors & Fragrances, Inc.	3,700	373,663
Martin Marietta Materials, Inc.	2,000	248,460
Owens-Illinois, Inc.(b)	9,000	280,710
Packaging Corp. of America	7,200	476,352
PolyOne Corp.	4,000	151,800
RPM International, Inc.	5,500	242,990
Sealed Air Corp.	5,400	173,448
The Sherwin-Williams Co.	900	185,607
The Valspar Corp.	4,200	315,210
WR Grace & Co.(b)	4,000	364,000
		4,070,241
Media - 0.8%
The Interpublic Group of Cos., Inc.	16,000	315,360
Morningstar, Inc.	4,200	284,802
		600,162
Pharmaceuticals, Biotechnology & Life Sciences - 24.0%
ACADIA Pharmaceuticals, Inc.(b)	13,500	273,645
Acceleron Pharma, Inc.(b)	7,000	207,340
Actavis plc(a)(b)	6,406	1,372,550
Aegerion Pharmaceuticals, Inc.(b)	2,000	67,220
Alexion Pharmaceuticals, Inc.(b)	4,800	763,152
Alkermes PLC(a)(b)	10,500	448,980
Allergan, Inc.	500	82,930
Alnylam Pharmaceuticals, Inc.(b)	16,500	891,825
Auspex Pharmaceuticals, Inc.(b)	5,000	91,050
Biogen Idec, Inc.(b)	1,200	401,268
BioMarin Pharmaceutical, Inc.(b)	6,500	401,830
Celldex Therapeutics, Inc.(b)	5,500	71,995
Cubist Pharmaceuticals, Inc.(b)	5,000	304,500
Dicerna Pharmaceuticals, Inc.(b)	3,500	52,570
Endo International PLC(a)(b)	2,500	167,700
Five Prime Therapeutics, Inc.(b)	3,000	36,000
Genfit(a)(b)	5,000	188,069
Genmab A/S(a)(b)	8,500	340,873
Incyte Corp., Ltd.(b)	11,000	523,270
Innate Pharma(a)(b)	5,000	49,612
Inovio Pharmaceuticals, Inc.(b)	25,000	252,500
Intercept Pharmaceuticals, Inc.(b)	2,750	638,990
Intrexon Corp.(b)	4,000	88,360
Isis Pharmaceuticals, Inc.(b)	14,000	433,860
Jazz Pharmaceuticals PLC(a)(b)	3,300	461,109
KYTHERA Biopharmaceuticals, Inc.(b)	2,500	83,950
La Jolla Pharmaceutical Co.(b)	3,500	34,090
Medivation, Inc.(b)	6,000	445,380
Mettler-Toledo International, Inc.(b)	1,350	347,139

NewLink Genetics Corp.(b)	2,000	42,360
Northwest Biotherapeutics, Inc.(b)	9,000	59,400
NPS Pharmaceuticals, Inc.(b)	28,000	782,320
Omeros Corp.(b)	20,000	272,200
OncoMed Pharmaceuticals, Inc.(b)	15,000	323,850
PAREXEL International Corp.(b)	3,200	171,392
PerkinElmer, Inc.	1,500	69,330
Perrigo Co. PLC(a)	4,200	631,890
Pharmacyclics, Inc.(b)	11,500	1,385,060
Prosensa Holding NV(a)(b)	35,000	345,450
PTC Therapeutics, Inc.(b)	18,000	475,560
Puma Biotechnology, Inc.(b)	3,700	820,364
Regeneron Pharmaceuticals, Inc.(b)	3,200	1,011,904
Regulus Therapeutics, Inc.(b)	22,500	143,775
Salix Pharmaceuticals Ltd.(b)	7,000	923,370
Sangamo BioSciences, Inc.(b)	9,000	106,920
Seattle Genetics, Inc.(b)	14,500	510,400
Stemline Therapeutics, Inc.(b)	7,000	89,670
Supernus Pharmaceuticals, Inc.(b)	15,000	129,900
Swedish Orphan Biovitrum AB(a)(b)	3,000	36,096
Synageva BioPharma Corp.(b)	5,400	369,414
United Therapeutics Corp.(b)	900	81,846
Vertex Pharmaceuticals, Inc.(b)	4,500	400,095
XOMA Corp.(b)	22,000	85,360
		18,789,683
Retailing - 5.5%
Amazon.com, Inc.(b)	200	62,598
GNC Holdings, Inc.	3,200	104,992
Groupon, Inc.(b)	25,000	161,750
L Brands, Inc.	3,500	202,895
Liberty Ventures(b)	3,000	207,480
Lithia Motors, Inc.	1,700	151,045
The Priceline Group, Inc.(b)	1,425	1,770,491
Restoration Hardware Holdings, Inc.(b)	1,500	122,685
Signet Jewelers Ltd.(a)	2,000	203,580
Tractor Supply Co.	2,000	124,340
TripAdvisor, Inc.(b)	5,000	474,200
Ulta Salon Cosmetics & Fragrance, Inc.(b)	2,900	267,757
Urban Outfitters, Inc.(b)	5,900	210,807
Williams-Sonoma, Inc.	3,100	207,917
		4,272,537
Semiconductors & Semiconductor Equipment - 1.3%
Cavium, Inc.(b)	7,600	354,540
Skyworks Solutions, Inc.	9,500	482,220
SunEdison, Inc.(b)	8,800	176,000
		1,012,760

Software & Services - 15.9%
Alliance Data Systems Corp.(b)	450	118,030
ANSYS, Inc.(b)	5,200	400,088
Aspen Technology, Inc.(b)	12,500	543,000
Broadridge Financial Solutions, Inc.	5,500	222,035
Cadence Design Systems, Inc.(b)	14,500	244,035
CommVault Systems, Inc.(b)	2,100	100,842
Concur Technologies, Inc.(b)	8,700	808,752
CoreLogic, Inc.(b)	5,700	155,040
CoStar Group, Inc.(b)	1,450	208,409
Demandware, Inc.(b)	10,500	632,520
Equinix, Inc.(b)	700	150,164
FactSet Research Systems, Inc.	2,500	300,325
FireEye, Inc.(b)	7,000	248,500
FleetCor Technologies, Inc.(b)	3,600	478,044
Fortinet, Inc.(b)	5,000	122,750
Gartner, Inc.(b)	5,200	355,784
Guidewire Software, Inc.(b)	3,500	141,750
LinkedIn Corp.(b)	2,300	415,472
Manhattan Associates, Inc.(b)	29,000	851,440
NetSuite, Inc.(b)	8,300	699,773
Pandora Media, Inc.(b)	5,000	125,600
PTC, Inc.(b)	8,500	305,660
Qlik Technologies, Inc.(b)	3,700	97,902
Rackspace Hosting, Inc.(b)	5,500	166,595
Red Hat, Inc.(b)	2,000	116,240
salesforce.com, inc.(b)	7,000	379,750
ServiceNow, Inc.(b)	15,800	929,040
SolarWinds, Inc.(b)	3,300	135,762
Solera Holdings, Inc.	4,900	313,600
Splunk, Inc.(b)	9,300	437,286
SS&C Technologies Holdings, Inc.(b)	4,100	177,571
Trulia, Inc.(b)	3,300	199,749
The Ultimate Software Group, Inc.(b)	4,100	553,131
Workday, Inc.(b)	6,400	536,576
Yelp, Inc.(b)	12,000	805,920
		12,477,135
Technology Hardware & Equipment - 2.6%
3D Systems Corp.(b)	4,000	200,520
FEI Co.	2,300	176,180
FLIR Systems, Inc.	5,200	173,056
InvenSense, Inc.(b)	4,500	103,545
IPG Photonics Corp.(b)	1,900	127,965
NCR Corp.(b)	4,900	151,655
Palo Alto Networks, Inc.(b)	8,500	687,310
Stratasys Ltd.(a)(b)	1,000	100,540
Trimble Navigation Ltd.(b)	11,500	355,350
		2,076,121

Transportation - 4.5%
American Airlines Group, Inc.	7,500	291,375
Delta Air Lines, Inc.	37,000	1,386,020
Genesee & Wyoming, Inc.(b)	1,800	179,514
Kirby Corp.(b)	2,900	337,734
Old Dominion Freight Line, Inc.(b)	4,500	285,660
Spirit Airlines, Inc.(b)	12,500	817,750
United Continental Holdings, Inc.(b)	4,500	208,755
		3,506,808
Total Common Stocks (Cost $63,991,201)		77,821,505

Real Estate Investment Trust (REIT) - 0.3%
Real Estate - 0.3%
Extra Space Storage, Inc.	4,050	209,506
Total Real Estate Investment Trust (Cost $172,908)		209,506

Purchased Call Options - 0.4%	Contracts
Capital Goods - 0.0%
Ametek, Inc.
Expiration: September 2014, Exercise Price: $55.00(b)	40	900
Food, Beverage & Tobacco - 0.0%
Constellation Brands, Inc.
Expiration: October 2014, Exercise Price: $85.00(b)	20	5,700
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
Gilead Sciences, Inc.
Expiration: November 2014, Exercise Price: $85.00(b)	150	156,150
Retailing - 0.0%
American Eagle Outfitters, Inc.
Expiration: August 2014, Exercise Price: $13.00(b)	100	500
LKQ Corp.
Expiration: November 2014, Exercise Price: $27.50(b)	125	12,500
		13,000
Transportation - 0.2%
Copa Holdings SA
Expiration: August 2014, Exercise Price: $135.00(b)	70	121,800
Total Purchased Call Options (Cost $209,504)		297,550

Short-Term Investment - 0.2%	Shares
Money Market Fund - 0.2%
STIT-Treasury Portfolio, 0.01%(c)	187,086	187,086
Total Short-Term Investment (Cost $187,086)		187,086

Total Investments (Cost $64,560,699) - 100.2%		78,515,647
Liabilities in Excess of Other Assets - (0.2)%		(182,079)
Total Net Assets - 100.0%		$78,333,568
Percentages are stated as a percent of net assets.

(a)
Foreign issued security.  Foreign concentration was as follows: Bermuda 1.1%; Cayman Islands 0.2%; Denmark 0.4%; France 0.3%; Ireland 4.2%; Israel 0.2%; Italy 0.1%; Jersey 0.2%; Netherlands 1.5%; Sweden 0.0%; Virgin Islands 0.4%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 93.4%
Australia - 1.6%
Incitec Pivot Ltd.	1,601,128	$4,381,716
Belgium - 3.9%
Groupe Bruxelles Lambert SA	58,500	5,818,238
NV Bekaert SA	131,100	4,900,161
		10,718,399
Canada - 2.1%
Cameco Corp.	134,430	2,710,109
Superior Plus Corp.	242,500	3,095,886
		5,805,995
China - 1.7%
Greatview Aseptic Packaging Co., Ltd.	5,854,600	4,608,107
France - 14.6%
Bollore SA	10,420	6,430,820
Cie de St-Gobain	114,625	5,577,276
Dassault Systemes	61,420	4,121,620
IPSOS	197,600	5,352,256
Metropole Television SA	163,689	3,002,563
Nexans SA(a)	108,600	4,946,207
Sanofi	63,800	6,698,403
Vallourec SA	93,800	4,150,811
		40,279,956
Germany - 7.1%
Infineon Technologies AG	501,915	5,530,349
SAF-Holland SA	298,800	4,119,342
Siemens AG - ADR	40,500	5,002,358
Wacker Neuson SE	225,000	4,933,662
		19,585,711
Hong Kong - 5.2%
Chow Tai Fook Jewellery Group Ltd.	1,938,200	2,811,099
Clear Media Ltd.	3,813,000	3,739,176
Hopewell Holdings Ltd.	1,149,250	3,991,696
Television Broadcasts Ltd.	574,500	3,721,253
		14,263,224
Ireland - 3.4%
CRH PLC	163,173	3,808,533
DCC PLC	97,100	5,539,992
		9,348,525
Italy - 0.9%
Sogefi SpA(a)	655,000	2,624,430
Japan - 25.7%
Amano Corp.	280,900	3,265,297
Asics Corp.	186,100	3,949,506
Disco Corp.	74,400	4,805,007
FUJIFILM Holdings Corp.	193,000	5,509,346
Hitachi Ltd.	1,123,500	8,708,027
Hoya Corp.	178,100	5,766,623

Kao Corp.	108,500	4,461,978
Kyoto Kimono Yuzen Co., Ltd.	152,400	1,499,589
MISUMI Group, Inc.	214,400	6,832,861
Mitsubishi UFJ Financial Group, Inc.	1,010,000	5,956,277
Miura Co., Ltd.	40,000	1,438,119
Shiseido Co., Ltd.	367,500	7,243,028
SMC Corp.	21,200	5,852,867
Toho Co., Ltd.	180,600	4,380,655
Toyo Suisan Kaisha Ltd.	43,600	1,322,483
		70,991,663
Netherlands - 5.0%
Akzo Nobel NV	71,700	5,164,078
Koninklijke Ten Cate NV	179,800	4,633,026
Unilever NV - ADR	97,600	4,014,288
		13,811,392
Norway - 5.4%
Orkla ASA	686,800	6,216,627
Statoil ASA - ADR	205,700	5,850,108
Stolt-Nielsen Ltd.	122,941	2,792,974
		14,859,709
Singapore - 1.6%
Singapore Post Ltd.	3,169,400	4,457,795
Sweden - 1.1%
Lindab International AB(a)	340,000	3,203,197
Switzerland - 2.7%
Novartis AG - ADR	85,000	7,389,900
United Kingdom - 3.2%
HomeServe PLC	488,708	2,469,085
Serco Group PLC	343,500	2,097,617
Tesco PLC	980,800	4,255,433
		8,822,135
United States - 8.2%
Actavis plc(a)	20,000	4,285,200
Aflac, Inc.	87,000	5,197,380
Freeport-McMoRan Copper & Gold, Inc.	143,000	5,322,460
Schlumberger Ltd.	72,000	7,804,080
		22,609,120
Total Common Stocks (Cost $202,859,128)		257,760,974

Preferred Stock - 2.4%
Republic of Korea - 2.4%
Samsung Electronics Co., Ltd.	6,500	6,722,335
Total Preferred Stocks (Cost $5,831,653)		6,722,335

Short-Term Investment- 4.1%
Money Market Fund - 4.1%
STIT-Treasury Portfolio, 0.01%(b)	11,203,810	11,203,810
Total Short-Term Investment (Cost $11,203,810)		11,203,810

Total Investments (Cost $219,894,591) - 99.9%		275,687,119
Other Assets in Excess of Liabilities - 0.1%		192,751
Total Net Assets - 100.0%		$275,879,870
Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts
July 31, 2014
(Unaudited)

Counterparties of Contracts	Forward Expiration Date	Currency to be Delivered	Currency to be Received	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation
U.S. Bank N.A.	8/15/2014	Euro	U.S. Dollars	9,900,000	13,459,001	$201,629
U.S. Bank N.A.	8/15/2014	British Pound	U.S. Dollars	4,790,000	8,198,229	112,271
						$313,900
The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 85.7%
Gold Related Securities - 74.4%
Canada - 60.2%
Agnico Eagle Mines Ltd.	1,531,073	$56,940,605
Agnico Eagle Mines Ltd.(a)	540,985	20,114,213
Alacer Gold Corp.	2,626,800	5,998,745
Alamos Gold, Inc.	2,710,000	24,200,300
Almaden Minerals Ltd.(b)	866,667	1,192,278
Anthem United, Inc.(b)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $905,961)	5,000,000	2,246,985
Argonaut Gold, Inc.(b)	2,687,000	9,808,098
ATAC Resources Ltd.(b)(c)	10,963,700	10,870,587
ATAC Resources Ltd.(b)(c)(e)	553,191	536,981
B2Gold Corp.(b)	11,927,100	30,891,189
Barisan Gold Corp.(b)	877,100	104,575
Brazil Resources, Inc.(b)	202,392	163,347
Continental Gold Ltd.(b)	1,839,900	6,513,518
Corvus Gold, Inc.(b)(c)	2,079,901	2,495,881
Corvus Gold, Inc.(a)(b)(c)	7,100,000	8,465,172
Dalradian Resources, Inc.(b)	2,600,000	2,074,564
Detour Gold Corp.(b)(c)	5,296,600	59,701,210
East Asia Minerals Corp.(b)(c)	10,544,400	362,650
Eldorado Gold Corp.	8,189,885	60,768,947
Eldorado Gold Corp.(a)	1,000,000	7,419,636
Franco-Nevada Corp.	1,364,300	77,189,588
GoGold Resources, Inc.(b)(c)	12,555,000	16,120,512
Goldcorp, Inc.	580,850	15,915,290
Goldcorp, Inc.(a)	2,138,010	58,550,904
IAMGOLD Corp.(b)	2,083,396	7,687,731
International Tower Hill Mines Ltd.(b)(c)	5,738,836	4,180,168
International Tower Hill Mines Ltd.(a)(b)(c)	7,589,744	5,568,666
Kinross Gold Corp.(b)	500,000	1,995,000
New Gold, Inc.(b)	6,341,640	38,937,670
Novagold Resources, Inc.(b)	4,181,300	15,721,688
OceanaGold Corp.(b)	250,000	713,074
Osisko Gold Royalties Ltd.(b)(c)	2,549,540	36,360,202
Pan American Silver Corp.	2,398,098	35,204,079
Premier Gold Mines Ltd.(b)	500,000	1,348,191
Primero Mining Corp.(b)(c)	8,468,800	64,854,844
Rockhaven Resources Ltd.(b)(c)	5,000,000	962,993
Rockhaven Resources Ltd.(b)(c)(d)(e)(f)(Originally acquired 05/10/2011, Cost $190,252)	1,400,000	264,245
Romarco Minerals, Inc.(b)	17,387,800	14,315,376
Rubicon Minerals Corp.(b)	10,230,000	15,105,516
SEMAFO, Inc.(b)(c)	8,614,200	37,213,344
Silver Wheaton Corp.	1,884,875	49,214,086
Strategic Metals Ltd.(b)(c)	10,926,900	4,108,799
Sunward Resources Ltd.(b)	660,800	118,178
Torex Gold Resources, Inc.(b)(c)	31,735,500	44,240,804
Turquoise Hill Resources Ltd.(b)	271,032	937,771
Turquoise Hill Resources Ltd.(a)(b)	100,000	347,595
Yamana Gold, Inc.	7,007,412	59,703,150
Yamana Gold, Inc.(a)	1,351,906	11,530,908
		929,279,853

Peru - 0.4%
Cia de Minas Buenaventura SAA - ADR	553,600	6,482,656
South Africa - 1.0%
Gold Fields Ltd. - ADR	3,641,950	14,349,283
Gold Fields Ltd.(a)	166,249	654,267
		15,003,550
United Kingdom - 5.3%
Fresnillo PLC	1,440,000	22,634,094
Randgold Resources Ltd. - ADR	677,900	58,394,306
		81,028,400
United States - 7.5%
Electrum Ltd.(b)(d)(e)(f)	2,127,287	1,489,101
Newmont Mining Corp.	1,135,300	28,280,323
Royal Gold, Inc.	1,143,965	86,449,435
		116,218,859
Total Gold Related Securities		1,148,013,318
Other Precious Metals Related Securities - 10.9%
Canada - 9.2%
Bear Creek Mining Corp.(b)(c)	7,413,200	23,184,310
Ivanhoe Mines Ltd. - Class A(b)	9,614,998	13,315,584
Ivanhoe Mines Ltd. - Class B(b)(d)(e)(f)(g)(Originally acquired 08/15/2001, Cost $4,594,177)	3,003,217	3,951,130
MAG Silver Corp.(b)(c)	2,960,700	26,823,942
Plata Latina Minerals Corp.(b)	2,000,000	132,985
Scorpio Mining Corp.(b)(c)	25,668,419	7,536,248
Scorpio Mining Corp.(a)(b)(c)	522,400	150,920
Silver Range Resources Ltd.(b)(c)	3,450,000	308,502
SilverCrest Mines, Inc.(b)	755,600	1,552,294
Tahoe Resources, Inc.(b)	2,450,000	64,915,394
		141,871,309
United States - 1.7%
Stillwater Mining Co.(b)	1,010,900	18,095,110
Sunshine Mining & Refining(b)(d)(e)(f)(Originally acquired 03/15/2011, Cost $18,353,107)	1,633,545	8,984,498
		27,079,608
Total Other Precious Metals Related Securities		168,950,917
Other Securities - 0.4%
Canada - 0.0%
GoviEx Uranium, Inc.(b)(d)(e)(f)(Originally acquired 07/18/2014, Cost $840,061)	428,750	42,877
Oban Mining(b)	530,785	86,407
		129,284
United States - 0.4%
Gold Bullion International LLC(b)(c)(d)(e)(f)(Originally acquired 05/12/2010, Cost $5,000,000)	5,000,000	5,837,000
GoviEx Uranium, Inc.(b)(d)(e)(f)(Originally acquired 10/09/2007, Cost $2,588,759)	1,321,250	132,125
I-Pulse, Inc.(b)(d)(e)(f)(Originally acquired 10/09/2007, Cost $175,524)	74,532	256,390
		6,225,515
Total Other Securities		6,354,799
Total Common Stocks (Cost $1,554,321,308)		1,323,319,034

Private Fund - 1.1%
Gold Related Securities - 1.1%
United States - 1.1%
Tocqueville Bullion Reserve LP(b)(c)(d)(e)(f)(Originally acquired 11/28/2011, Cost $25,000,000)	13,806	17,274,620
Total Private Fund (Cost $25,000,000)		17,274,620

Gold Bullion - 8.3%	Ounces
Gold Bullion	99,645	127,800,224
Total Gold Bullion (Cost $47,174,933)		127,800,224

Warrants - 0.2%	Shares
Gold Related Securities - 0.2%
Canada - 0.2%
Almaden Minerals Ltd.
Expiration: 07/31/2015, Exercise Price: CAD $2.00(b)	433,333	-
Anthem United, Inc.
Expiration: 03/31/2019, Exercise Price: CAD $0.35(b)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	1,250,000	206,929
ATAC Resources Ltd.
Expiration: 03/27/2015, Exercise Price: CAD $2.70(b)(c)(d)(e)(f)(Originally acquired 03/26/2014, Cost $0)	276,595	10,705
Dalradian Resources, Inc.
Expiration: 07/31/2017, Exercise Price: CAD $1.50(b)	875,000	220,365
East Asia Minerals Corp.
Expiration: 12/15/2016, Exercise Price: CAD $0.78(b)(c)(d)(e)(f)(Originally acquired 12/05/2011, Cost $0)	6,500,000	70,344
Pan American Silver Corp.
Expiration: 01/04/2015, Exercise Price: CAD $35.00(b)(d)(e)(f)(Originally acquired 04/14/2014, Cost $0)	133,333	1,516
Primero Mining Corp.
Expiration: 07/20/2015, Exercise Price: CAD $8.00(b)(c)	1,848,400	2,322,473
Rockhaven Resources Ltd.
Expiration: 04/04/2015, Exercise Price: CAD $0.30(b)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	700,000	72,032
Rubicon Minerals Corp.
Expiration: 03/12/2015, Exercise Price: CAD $2.00(b)	3,064,000	309,112
Torex Gold Resources, Inc.
Expiration: 08/12/2014, Exercise Price: CAD $1.50(b)(c)	2,950,000	54,111
Total Gold Related Securities		3,267,587

Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Plata Latina Minerals Corp.
Expiration: 02/12/2015, Exercise Price: CAD $0.65(b)(d)(e)(f)(Originally acquired 02/08/2013, Cost $0)	1,000,000	-
Total Other Precious Metals Related Securities		-
Total Warrants (Cost $0)		3,267,587

Short-Term Investments - 4.3%
Money Market Fund - 4.3%
STIT - Treasury Portfolio, 0.01%(h)	66,027,703	66,027,703

	Principal
Convertible Note - 0.0%	Amount
Gold Bullion International LLC
5.00%, 01/30/2015(c)(d)(e)(f)	$211,019	211,019
Total Short-Term Investments (Cost $66,238,722)		66,238,722

Total Investments (Cost $1,692,734,963) - 99.6%		1,537,900,187
Other Assets in Excess of Liabilities - 0.4%		5,574,327
Total Net Assets - 100.0%		$1,543,474,514

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b)	Non-income producing security.
(c)	Affiliated Company. See Footnote 3.
(d)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2014 was $41,051,516, which represented 2.7% of net assets.
(e)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2014 was $41,588,497, which represented 2.7% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.
(g)	Convertible into Ivanplats Ltd. - Class A shares.
(h)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 83.4%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	500,000	$45,915,000
Chemicals - 14.7%
Ashland, Inc.	125,000	13,081,250
Cabot Corp.	350,000	18,336,500
Chemtura Corp.(a)	1,050,000	24,423,000
Eastman Chemical Co.	725,000	57,115,500
HB Fuller Co.	410,000	18,306,500
LyondellBasell Industries NV(b)	200,000	21,250,000
Minerals Technologies, Inc.	550,000	31,938,500
OM Group, Inc.	275,000	7,774,250
PolyOne Corp.	1,200,000	45,540,000
		237,765,500
Commercial Services & Supplies - 4.1%
ACCO Brands Corp.(a)	3,000,000	19,860,000
Avery Dennison Corp.	800,000	37,768,000
Civeo Corp.	350,000	8,890,000
		66,518,000
Computers & Peripherals - 1.6%
Diebold, Inc.	300,000	11,304,000
Hewlett-Packard Co.	425,000	15,134,250
		26,438,250
Construction & Engineering - 1.3%
Aegion Corp.(a)	900,000	20,619,000
Containers & Packaging - 3.5%
Owens-Illinois, Inc.(a)	1,000,000	31,190,000
Sealed Air Corp.	800,000	25,696,000
		56,886,000
Electrical Equipment - 1.2%
General Cable Corp.	425,000	9,447,750
Hubbell, Inc.	80,000	9,355,200
		18,802,950
Electronic Equipment, Instruments & Components - 8.9%
Checkpoint Systems, Inc.(a)	650,000	7,956,000
Flextronics International Ltd.(a)(b)	4,050,000	42,079,500
Ingram Micro, Inc.(a)	1,100,000	31,570,000
Jabil Circuit, Inc.	1,500,000	29,940,000
Kemet Corp.(a)(c)	2,275,000	11,215,750
Plexus Corp.(a)	525,000	20,648,250
		143,409,500
Energy Equipment & Services - 3.9%
Hercules Offshore, Inc.(a)	3,500,000	12,355,000
McDermott International, Inc.(a)(b)	2,500,000	18,250,000
Oil States International, Inc.(a)	175,000	10,725,750
Weatherford International PLC(a)(b)	1,000,000	22,370,000
		63,700,750

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	300,000	24,006,000
Insurance - 1.4%
XL Group PLC(b)	700,000	22,568,000
Machinery - 12.5%
Crane Co.	400,000	27,444,000
Dover Corp.	700,000	60,032,000
Harsco Corp.	1,200,000	30,324,000
Kennametal, Inc.	825,000	34,881,000
Stanley Black & Decker, Inc.	475,000	41,538,750
Xerium Technologies, Inc.(a)(c)	700,000	9,100,000
		203,319,750
Marine - 0.2%
Baltic Trading Ltd.(b)	500,000	2,545,000
Metals & Mining - 5.5%
Allegheny Technologies, Inc.	435,000	16,377,750
AM Castle & Co.(a)(c)	1,200,000	9,936,000
Carpenter Technology Corp.	600,000	32,484,000
Horsehead Holding Corp.(a)	650,000	12,174,500
Molycorp, Inc.(a)	3,075,000	6,426,750
Universal Stainless & Alloy Products, Inc.(a)(c)	400,000	11,532,000
		88,931,000
Oil, Gas & Consumable Fuels - 4.6%
Bill Barrett Corp.(a)	600,000	14,406,000
Boardwalk Pipeline Partners LP	1,100,000	20,636,000
CONSOL Energy, Inc.	700,000	27,174,000
Energy XXI Bermuda Ltd.(b)	650,000	12,974,000
		75,190,000
Professional Services - 1.7%
TrueBlue, Inc.(a)	1,000,000	26,990,000
Semiconductors & Semiconductor Equipment - 4.5%
Fairchild Semiconductor International, Inc.(a)	3,150,000	47,943,000
Teradyne, Inc.	1,375,000	25,052,500
		72,995,500
Specialty Retail - 6.0%
Ascena Retail Group, Inc.(a)	1,275,000	20,476,500
Pier 1 Imports, Inc.	1,100,000	16,566,000
Stage Stores, Inc.	500,000	9,010,000
Staples, Inc.	3,000,000	34,770,000
The Finish Line, Inc.	625,000	16,431,250
		97,253,750
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	100,000	3,456,000
Perry Ellis International, Inc.(a)	500,000	9,200,000
		12,656,000
Trading Companies & Distributors - 2.7%
Rush Enterprises, Inc.(a)	375,000	13,211,250
WESCO International, Inc.(a)	400,000	31,396,000
		44,607,250
Total Common Stocks (Cost $931,091,145)		1,351,117,200

	Principal
	Amount
Corporate Bonds - 2.8%
Banks - 0.3%
Royal Bank of Canada
0.462%, 01/06/2015(b)(d)	$5,000,000	5,005,905
Capital Markets - 0.3%
The Goldman Sachs Group, Inc.
0.680%, 03/22/2016(d)	5,000,000	5,002,315
Consumer Finance - 0.3%
American Express Credit Corp.
0.744%, 07/29/2016(d)	5,000,000	5,033,310
Diversified Financial Services - 1.4%
Canadian Imperial Bank of Commerce
0.345%, 10/10/2014(b)(d)	5,000,000	5,001,590
General Electric Capital Corp.
0.614%, 01/09/2015(d)	14,000,000	14,026,026
Wells Fargo Bank N.A.
0.441%, 05/16/2016(d)	4,000,000	3,995,672
		23,023,288
Pharmaceuticals - 0.5%
Merck & Co., Inc.
0.421%, 05/18/2016(d)	7,200,000	7,222,241
Total Corporate Bonds (Cost $45,263,362)		45,287,059

Short-Term Investments - 14.0%	Shares
Money Market Fund - 4.7%
STIT-Treasury Portfolio, 0.01%(e)	75,734,676	75,734,676

	Principal
U.S. Treasury Bills - 9.3%	Amount
0.030%, 08/21/2014(f)	$75,000,000	74,998,766
0.026%, 09/18/2014(f)	50,000,000	49,998,303
0.018%, 10/16/2014(f)	25,000,000	24,999,276
		149,996,345
Total Short-Term Investments (Cost $225,730,801)		225,731,021

Total Investments (Cost $1,202,085,308) - 100.2%		1,622,135,280
Liabilities in Excess of Other Assets - (0.2)%		(2,846,987)
Total Net Assets - 100.0%		$1,619,288,293

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 0.8%; Canada 0.6%; Ireland 2.8%; Marshall Islands 0.2%; Netherlands 1.3%; Panama 1.1%; Singapore 2.6%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of 07/31/2014.
(e)	Rate listed is the 7-day effective yield.
(f)	Rate listed is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 84.8%
Chemicals - 5.7%
Ashland, Inc.	20,600	$2,155,790
Minerals Technologies, Inc.	70,000	4,064,900
		6,220,690
Commercial Services & Supplies - 8.1%
ACCO Brands Corp.(a)	583,600	3,863,432
Avery Dennison Corp.	69,000	3,257,490
Civeo Corp.	64,000	1,625,600
		8,746,522
Containers & Packaging - 2.8%
Owens-Illinois, Inc.(a)	97,000	3,025,430
Electronic Equipment, Instruments & Components - 9.9%
Checkpoint Systems, Inc.(a)	109,000	1,334,160
Flextronics International Ltd.(a)(b)	468,200	4,864,598
Jabil Circuit, Inc.	227,400	4,538,904
		10,737,662
Energy Equipment & Services - 3.0%
Oil States International, Inc.(a)	53,200	3,260,628
Household Durables - 1.5%
Universal Electronics, Inc.(a)	33,292	1,585,698
Industrial Conglomerates - 2.5%
Carlisle Cos., Inc.	33,500	2,680,670
Internet Software & Services - 4.8%
Conversant, Inc.(a)	95,000	2,220,150
j2 Global, Inc.	61,400	3,003,688
		5,223,838
IT Services - 4.3%
EPAM Systems, Inc.(a)	120,900	4,673,994
Leisure Equipment & Products - 3.1%
Summer Infant, Inc.(a)(c)	814,933	3,390,122
Machinery - 13.0%
Harsco Corp.	142,000	3,588,340
Kennametal, Inc.	83,500	3,530,380
Stanley Black & Decker, Inc.	39,900	3,489,255
Xerium Technologies, Inc.(a)(c)	265,000	3,445,000
		14,052,975
Metals & Mining - 3.0%
Carpenter Technology Corp.	60,000	3,248,400
Oil, Gas & Consumable Fuels - 3.0%
CONSOL Energy, Inc.	82,700	3,210,414
Professional Services - 6.9%
RPX Corp.(a)	205,000	3,198,000
Stantec, Inc.(b)	67,600	4,287,868
		7,485,868

Semiconductors & Semiconductor Equipment - 4.0%
Fairchild Semiconductor International, Inc.(a)	285,000	4,337,700
Specialty Retail - 9.2%
Ascena Retail Group, Inc.(a)	225,000	3,613,500
Pier 1 Imports, Inc.	180,000	2,710,800
Staples, Inc.	316,000	3,662,440
		9,986,740
Total Common Stocks (Cost $73,016,223)		91,867,351

Short-Term Investments - 15.5%
Money Market Fund - 5.0%	Shares
STIT-Treasury Portfolio, 0.01%(d)	5,437,479	5,437,479

	Principal
Commercial Paper - 0.8%	Amount
U.S Bank
0.02%, 08/01/2014	$854,000	854,000

U.S. Treasury Bills - 9.7%
0.007%, 08/21/2014(e)	2,500,000	2,499,991
0.017%, 09/18/2014(e)	5,000,000	4,999,886
0.010%, 10/16/2014(e)	3,000,000	2,999,913
		10,499,790
Total Short-Term Investments (Cost $16,791,294)		16,791,269

Total Investments (Cost $89,807,517) - 100.3%		108,658,620
Liabilities in Excess of Other Assets - (0.3)%		(375,188)
Total Net Assets - 100.0%		$108,283,432

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Canada 4.0%; Singapore 4.5%.
(c)	Affiliated company. See Footnote 3.
(d)	Rate listed is the 7-day effective yield.
(e)	Rate listed is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Alternative Strategies Fund
Schedule of Investments as of July 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 29.1%
Aerospace & Defense - 0.5%
National Presto Industries, Inc.	3,000	$192,300
Automobiles - 2.2%
General Motors Co.	26,500	896,230
Biotechnology - 3.4%
Isis Pharmaceuticals, Inc.(a)	27,000	836,730
PTC Therapeutics, Inc.(a)	21,000	554,820
		1,391,550
Food & Staples Retailing - 1.0%
Roundy's, Inc.	40,000	193,200
Tyson Foods, Inc.	3,770	188,500
		381,700
Internet Software & Services - 0.8%
Inuvo, Inc.(a)(b)	350,000	333,165
Metals & Mining - 5.3%
Alamos Gold, Inc.(c)	70,000	625,100
B2Gold Corp.(a)(c)	165,000	427,350
Endeavour Mining Corp.(a)	200,000	157,748
Freeport-McMoRan Copper & Gold, Inc.	25,000	930,500
		2,140,698
Oil, Gas & Consumable Fuels - 2.6%
Gulf Coast Ultra Deep Royalty Trust(a)	50,000	119,500
Hallador Energy Co.	55,000	771,100
Ur-Energy, Inc.(a)(c)	162,400	178,640
		1,069,240
Pharmaceuticals - 1.4%
Allergan, Inc.	3,500	580,510
Professional Services - 1.2%
Hudson Global, Inc.(a)	127,745	491,818
Semiconductors & Semiconductor Equipment - 1.7%
Magnachip Semiconductor Corp.(a)	48,000	672,480
Software - 5.1%
GSE Systems, Inc.(a)(b)	535,032	882,803
Qlik Technologies, Inc.(a)	10,000	264,600
Splunk, Inc.(a)	19,500	916,889
		2,064,292
Technology Hardware, Storage & Peripherals - 3.0%
BlackBerry Ltd.(a)(c)	128,500	1,198,905
Tobacco - 0.9%
Lorillard, Inc.	6,000	362,880
Total Common Stocks (Cost $11,042,635)		11,775,768

	Principal
Convertible Bonds - 29.9%	Amount
Airlines - 3.4%
Hawaiian Holdings, Inc.
5.000%, 03/15/2016*	$750,000	1,379,063
Automobiles - 2.3%
Tesla Motors, Inc.
1.250%, 03/01/2021	1,000,000	939,375
Air Freight & Logistics - 1.3%
UTi Worldwide, Inc.
4.500%, 03/01/2019(c)	500,000	520,625
Health Care Equipment & Supplies - 6.0%
The Spectranetics Corp.
2.625%, 06/01/2034(d)	500,000	562,813
Teleflex, Inc.
3.875%, 08/01/2017	500,000	893,437
Volcano Corp.
1.750%, 12/01/2017	1,000,000	949,374
		2,405,624
Life Sciences Tools & Services - 1.4%
Fluidigm Corp.
2.750%, 02/01/2034(d)	600,000	559,125
Metals & Mining - 5.2%
RTI International Metals, Inc.
1.625%, 10/15/2019*	1,000,000	979,375
Stillwater Mining Co.
1.750%, 10/15/2032(d)	750,000	1,120,313
		2,099,688
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc.
2.375%, 04/15/2015*	250,000	245,000
Pharmaceuticals - 2.2%
The Medicines Co.
1.375%, 06/01/2017*	800,000	882,000
Semiconductors & Semiconductor Equipment - 2.5%
SunEdison, Inc.
0.250%, 01/15/2020	1,000,000	1,009,375
Software - 5.0%
Nuance Communications, Inc.
2.750%, 08/15/2027*(d)	700,000	717,938
Take-Two Interactive Software, Inc.
1.750%, 12/01/2016*	1,000,000	1,316,874
		2,034,812
Total Convertible Bonds (Cost $11,034,911)		12,074,687

Corporate Bonds - 15.5%
Auto Components - 2.0%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020(d)	750,000	813,750
Banks - 4.5%
JPMorgan Chase & Co.
5.150%, 12/29/2049*(d)(e)	1,400,000	1,330,840
Wachovia Capital Trust III
5.570%, 03/15/2042*(d)(e)	500,000	487,810
		1,818,650
Capital Markets - 2.4%
Goldman Sachs Capital II
4.000%, 06/01/2043*(d)(e)	900,000	717,750
Prospect Capital Corp.
4.000%, 11/15/2017*(d)	250,000	246,093
		963,843
Consumer Finance - 1.0%
Ally Financial, Inc.
3.250%, 09/15/2016*(d)	400,000	395,048
Food & Staples Retailing - 1.3%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016*	500,000	523,611
Insurance - 0.7%
Prudential Financial, Inc.
5.625%, 06/15/2043*(d)(e)	250,000	268,750
Metals & Mining - 0.6%
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019(d)	250,000	255,625
Multiline Retail - 1.7%
JC Penney Co., Inc.
7.650%, 08/15/2016*	700,000	703,500
Oil, Gas & Consumable Fuels - 1.3%
W&T Offshore, Inc.
8.500%, 06/15/2019*(d)	500,000	535,000
Total Corporate Bonds (Cost $6,038,306)		6,277,777

Exchange-Traded Fund (ETF) - 1.7%	Shares
Capital Markets - 1.7%
SPDR Gold Shares*	5,700	703,323
Total Exchange-Traded Fund (Cost $829,093)		703,323

Mutual Funds - 3.1%
Capital Markets - 3.1%
BlackRock Debt Strategies Fund, Inc.	110,496	436,459
Cohen & Steers REIT & Preferred Income Fund, Inc.	15,000	270,900
Credit Suisse Asset Management Income Fund, Inc.	60,000	213,600
Western Asset Income Fund	23,000	310,270
		1,231,229
Total Mutual Funds (Cost $1,185,752)		1,231,229

	Principal
Preferred Stocks - 3.5%	Amount
Banks - 1.0%
Citigroup, Inc.
6.875%, 12/31/2049*(d)(e)	$15,000	403,050
Consumer Finance - 2.2%
SLM Corp.
1.931%, 12/31/2049*(d)(e)	12,000	894,000
Marine - 0.3%
Diana Shipping, Inc.
8.875%, 12/31/2049(c)(d)	4,050	106,718
Total Preferred Stocks (Cost $1,238,403)		1,403,768

Warrants - 0.0%	Shares
Internet Software & Services - 0.0%
Inuvo, Inc.
Expiration: 06/21/16, Exercise Price: $2.20(a)(b)(f)(g)(h)	31,750	6,395
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Corp.
Expiration: 04/15/16, Exercise Price: $8.50(a)(f)(g)(h)	4,000	6,210
Total Warrants (Cost $0)		12,605

Short-Term Investments - 12.6%
Money Market Fund - 2.7%
STIT-Treasury Portfolio, 0.01%(i)	1,086,802	1,086,802
	Principal
Commercial Paper - 9.9%	Amount
U.S. Bank
0.02%, 08/01/2014	$3,982,000	3,982,000
Total Short-Term Investments (Cost $5,068,802)		5,068,802

Total Investments (Cost $36,437,902) - 95.4%		38,547,959
Other Assets in Excess of Liabilities - 4.6%		1,865,830
Total Net Assets - 100.0%		$40,413,789

Securities Sold Short
Common Stocks - (14.9)%
Air Freight & Logistics - (0.4)%
UTi Worldwide, Inc.(a)(c)	(17,900.00)	(169,334)
Airlines - (3.0)%
Hawaiian Holdings, Inc.(a)	(86,400.00)	(1,203,552)
Automobiles - (0.9)%
Tesla Motors, Inc.(a)	(1,610.00)	(359,513)
Health Care Equipment & Supplies - (2.9)%
The Spectranetics Corp.(a)	(10,000.00)	(256,500)
Teleflex, Inc.	(7,700.00)	(829,598)
Volcano Corp.(a)	(5,300.00)	(87,503)
		(1,173,601)
Internet Software & Services - (0.1)%
Qihoo 360 Technology Co., Ltd - ADR(a)(c)	(500.00)	(45,575)
Life Sciences Tools & Services - (0.4)%
Fluidigm Corp.(a)	(5,580.00)	(159,755)
Metals & Mining - (2.6)%
RTI International Metals, Inc.(a)	(9,700.00)	(241,142)
Stillwater Mining Co.(a)	(45,500.00)	(814,450)
		(1,055,592)

Multiline Retail - (0.2)%
JC Penney Co., Inc.(a)	(7,000.00)	(65,660)
Pharmaceuticals - (1.0)%
The Medicines Co.(a)	(16,800.00)	(392,616)
Semiconductors & Semiconductor Equipment - (1.3)%
SunEdison, Inc.(a)	(26,000.00)	(520,000)
Software - (2.1)%
Take-Two Interactive Software, Inc.(a)	(39,000.00)	(872,820)
Total Common Stocks (Proceeds $5,323,092)		(6,018,018)

Exchange-Traded Funds (ETF) - (10.1)%
Capital Markets - (10.1)%
iShares Core S&P Small-Cap ETF	(4,000)	(423,440)
iShares Nasdaq Biotechnology ETF	(2,000)	(501,660)
iShares PHLX Semiconductor ETF	(9,000)	(743,760)
iShares Russell 1000 Growth ETF	(3,500)	(312,305)
iShares U.S. Energy ETF	(8,000)	(438,000)
iShares U.S. Technology ETF	(5,500)	(538,175)
iShares U.S. Telecommunications ETF	(15,000)	(460,950)
SPDR S&P 500 ETF Trust	(3,500)	(675,815)
		(4,094,105)
Total Exchange-Traded Funds (Proceeds $3,752,041)		(4,094,105)
	Principal
	Amount
U.S. Treasury Notes - (6.8)%
1.750%, 5/15/2022	$(1,000,000)	(957,617)
2.500%, 08/15/2023	(1,000,000)	(1,001,758)
2.750%, 11/15/2023	(750,000)	(765,615)
Total U.S. Treasury Notes (Proceeds $2,743,071)		(2,724,990)
Total Securities Sold Short (Proceeds $11,818,204) - (31.8)%		$(12,837,113)

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	All or a portion of this security is segregated as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Affiliated Company. See Footnote 3
(c)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Canada 6.0%; Cayman Islands (0.1)%; Marshall Islands 0.3%; Virgin Islands 0.9%.
(d)	Callable security.
(e)	Variable rate security. The rate shown is as of 07/31/2014.
(f)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2014 was $12,605, which represented 0.03% of net assets.
(g)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2014 was $12,605, which represented 0.03% of net assets.
(h)	Security is considered illiquid and may be difficult to sell.
(i)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     Equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the mean between the latest bid and ask price will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 1.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, bank loan obligations and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument and are classified as Level 2.  Securities sold short “against the box” will be valued at market as determined above; however, in instances where a Fund has sold securities short against a long position in the issuer’s convertible securities, for the purpose of valuation, the securities in the short position will be valued at the asked price rather than the mean of the last bid and asked prices. These securities will generally be classified as Level 2 securities. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.  This investment is currently valued at $17,274,620 which represents 1.1% of the Gold Fund's net assets and is classified as Level 3.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

  In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2014, involving the Funds' assets carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$361,752,275	$-	$-	$361,752,275

Real Estate Investment Trust (REIT) *	7,830,000	-	-	7,830,000

Money Market Fund	979,591	-	-	979,591

Total Assets	$370,561,866	$-	$-	$370,561,866

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$77,821,505	$-	$-	$77,821,505

Real Estate Investment Trust (REIT) *	209,506	-	-	209,506

Purchased Call Options*	-	297,550	-	297,550

Money Market Fund	187,086	-	-	187,086

Total Assets	$78,218,097	$297,550	$-	$78,515,647

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$64,837,922	$192,923,052	$-	$257,760,974

Preferred Stock*	-	6,722,335	-	6,722,335

Money Market Fund	11,203,810	-	-	11,203,810

Forward Currency Contracts	$-	$313,900	$-	$313,900
Total Assets	$76,041,732	$199,959,287	$-	$276,001,019

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$1,141,921,078	$4,603,139	$1,489,101	$1,148,013,318
Other Precious Metals Related	155,573,802	4,392,617	8,984,498	168,950,917
Other	-	86,407	6,268,392	6,354,799
Total Common Stocks	1,297,494,880	9,082,163	16,741,991	1,323,319,034

Private Fund*	-	-	17,274,620	17,274,620

Gold Bullion	127,800,224	-	-	127,800,224

Warrants*	-	3,267,587	-	3,267,587

Money Market Fund	66,027,703	-	-	66,027,703

Convertible Note	-	-	211,019	211,019

Total Assets	$1,491,322,807	$12,349,750	$34,227,630	$1,537,900,187

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,351,117,200	$-	$-	$1,351,117,200

Corporate Bonds*	-	45,287,059	-	45,287,059

Money Market Fund	75,734,676	-	-	75,734,676

U.S. Treasury Bills	-	149,996,345	-	149,996,345

Total Assets	$1,426,851,876	$195,283,404	$-	$1,622,135,280

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$91,867,351	$-	$-	$91,867,351

Money Market Fund	5,437,479	-	-	5,437,479

U.S. Treasury Bills	-	10,499,790	-	10,499,790

Commercial Paper	-	854,000	-	854,000

Total Assets	$97,304,830	$11,353,790	$-	$108,658,620

The Tocqueville Alternative Strategies Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,587,268	$188,500	$-	$11,775,768

Convertible Bonds*	-	12,074,687	-	12,074,687

Corporate Bonds*	-	6,277,777	-	6,277,777

Exchange-Traded Fund*	703,323	-	-	703,323

Mutual Funds*	1,231,229	-	-	1,231,229

Preferred Stocks*	1,403,768	-	-	1,403,768

Warrants*	-	12,605	-	12,605

Money Market Fund	1,086,802	-	-	1,086,802

Commercial Paper	-	3,982,000	-	3,982,000

Total Assets	$16,012,390	$22,535,569	$-	$38,547,959

Liabilities
Securities Sold Short
Common Stocks*	$5,972,443	$45,575	$-	$6,018,018

Exchange-Traded Funds*	4,094,105	-	-	4,094,105

U.S. Treasury Notes	-	2,724,990	-	2,724,990

Total Liabilities	$10,066,548	$2,770,565	$-	$12,837,113

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Transfers Into Level 1	$-	$-	$-	$33,161,184	$ -	$ -	$ -
Transfers Out of Level 1	-	-	(144,817,533)	(495,634)	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	(144,817,533)	32,665,550	-	-	-
Transfers Into Level 2	-	-	144,817,533	495,634	-	-	-
Transfers Out of Level 2	-	-	-	(33,161,184)	-	-	-
Net Transfers Into/(Out of ) Level 2	$-	$-	$144,817,533	$(32,665,550)	$ -	$ -	$ -

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Beginning Balance - November 1, 2013	$-	$-	$-	$37,883,131	$ -	$ -	$ -
Purchases	-	-	-	6,366,392	-	-	-
Sales	-	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(10,021,893)	-	-	-
Transfers in/(out) of Level 3	-	-	-	-	-	-	-
Ending Balance -July 31, 2014	$-	$-	$-	$34,227,630	$ -	$ -	$ -

The movement from Level 1 to Level 2 in the International Value Fund was due to non-North American traded securities being fair valued on July 31, 2014. The movement from Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. The movement from Level 1 to Level 2 in the Gold Fund was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on July 31, 2014.
Transfers between levels are recognized at the end of the reporting period.

The Tocqueville Gold Fund
Type of Security	Industry	Fair Value at 07/31/2014	Valuation Techniques	Unobservable Inputs	Range
Common Stock
	Gold Related	$ 1,489,101	Latest company valuation	Financing prices	N/A

	Other Precious Metals Related	8,984,498	Latest company financing price	Financing prices	N/A

	Other	256,390	Latest company financing price	Financing prices	N/A
		175,002	Cash available and net asset value of resources	Financing prices Estimated Valuation of land	N/A N/A
		5,837,000	Latest company financing price	Financing prices	N/A
Private Fund	Gold Related	17,274,620	NAV from custodian discounted by adviser	Illiquidity discount	2%
Convertible Note	Other	211,019	Latest company financing price	Financing prices	N/A

The significant unobservable inputs used in the fair value measurement of the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximates the companies' value in the market place and estimated valuation of land. The significant unobservable inputs for the private fund is the discount for illiquidity applied to the Net Asset Value per share determined by the private fund's custodian. If comparable indices fluctuate significantly, additional discounts are applied.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security. If comparable indices fluctuate significantly and additional discounts are applied, the value of the security would decrease.

Significant Unobservable Inputs for Level 3 Portfolio Company Securities
The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund and the Alternative Strategies Fund, the Adviser used options to gain exposure to the underlying equity security. In the International Value
Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of July 31, 2014.

The Tocqueville Opportunity Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Call Options	Investments, at Value	$297,550		$-
Total		$297,550		$-

The Tocqueville International Value Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts	Appreciation on forward currency contracts	$313,900		$-
Total		$313,900		$-

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position;
the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options create leverage in the Fund. The use of forward currency contracts do not create leverage in the Funds.

The average monthly value of options in the Opportunity Fund during the period ended July 31, 2014 was $286,801.

Transactions in options in the Opportunity Fund during the period ended July 31, 2014 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$2,592,500	340
Options purchased	6,981,500	1440
Options terminated in closing transactions	(3,905,000)	(485)
Options exercised	(380,000)	(60)
Options expired	(2,205,250)	(730)
Outstanding, end of period:	$3,083,750	505

The average monthly value of options in the Alternative Strategies Fund during the period ended July 31, 2014 was $133,434.

Transactions in options in the Alternative Strategies Fund during the period ended July 31, 2014 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$6,989,800	3821
Options purchased	-	-
Options terminated in closing transactions	(2,925,000)	(325)
Options exercised	(250,000)	(250)
Options expired	(3,814,800)	(3,246)
Outstanding, end of period:	$-	-

The average monthly notional amount of forward currency contracts during the period ended July 31, 2014 was as follows:

	International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$16,217,623
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at July 31, 2014 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, The Tocqueville Select Fund, and The Tocqueville Alternative Strategies Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
	Cost of Investments	$244,378,536	$64,560,699	$219,894,591	$1,692,734,963	$1,202,085,308	$89,807,517	$36,437,902
	Gross unrealized appreciation	$128,227,888	$16,354,000	$60,342,959	$370,348,991	$450,428,110	$21,240,808	$3,263,048
	Gross unrealized depreciation	(2,044,558)	(2,399,052)	(4,550,431)	(525,183,767)	(30,378,138)	(2,389,705)	(1,152,991)
	Net unrealized appreciation (depreciation)	$126,183,330	$13,954,948	$55,792,528	$(154,834,776)	$420,049,972	$18,851,103	$2,110,057

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2013 through July 31, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2013		Additions		Reductions		Share Balance/Face Value($)	Interest	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance/Face Value($)	Cost	Share Balance/Face Value($)	Cost	Share Balance/Face Value($)	Cost	at July 31, 2014	Income	Income	Gain/(Loss)	July 31, 2014	July 31, 2014

The Tocqueville Gold Fund

Anthem United, Inc.	-	$-	5,000,000	$905,961	-	$-	5,000,000	$-	$-	$-	$2,246,985	$905,961
Anthem United, Inc. Warrants	-	-	1,250,000	-	-	-	1,250,000	-	-	-	206,929	-
ATAC Resources Ltd.	10,963,700	39,089,734	-	-	-	-	10,963,700	-	-	-	10,870,587	39,089,734
ATAC Resources Ltd.	-	-	553,191	703,748	-	-	553,191	-			536,981	703,748
ATAC Resources Ltd. Warrants	-	-	276,595	-	-	-	276,595	-	-	-	10,705	-
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	-	23,184,310	28,761,181
Corvus Gold, Inc.	2,079,901	1,617,492	-	-	-	-	2,079,901	-	-	-	2,495,881	1,617,492
Corvus Gold, Inc.	6,100,000	4,939,377	1,000,000	955,840	-	-	7,100,000	-	-	-	8,465,172	5,895,217
Corvus Gold, Inc.(a)	-	-	1,000,000	955,840	(1,000,000)	(955,840)	-	-	-	-	-	-
Detour Gold Corp.	3,704,200	85,931,681	1,592,400	9,527,581	-	-	5,296,600	-	-	-	59,701,210	95,459,262
East Asia Minerals Corp.	10,544,400	21,793,116	-	-	-	-	10,544,400	-	-	-	362,650	21,793,116
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	-	70,344	-
GoGold Resources, Inc.	8,100,000	9,990,010	4,455,000	5,664,072	-	-	12,555,000	-	-	-	16,120,512	15,654,082
GoGold Resources, Inc. Warrants(b)	4,050,000	-	-	-	(4,050,000)	-	-	-	-	-	-	-
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	5,837,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	-	4,180,168	20,953,121
International Tower Hill Mines Ltd.	7,589,744	38,630,898	-	-	-	-	7,589,744	-	-	-	5,568,666	38,630,898
MAG Silver Corp.	2,960,700	31,563,819	-	-	-	-	2,960,700	-	-	-	26,823,942	31,563,819
Osisko Gold Royalties Ltd.	-	-	2,549,540	43,283,703			2,549,540				36,360,202	43,283,703
Primero Mining Corp.	4,840,700	24,573,319	3,628,100	26,369,927	-	-	8,468,800	-	-	-	64,854,844	50,943,246
Primero Mining Corp. Warrants	1,848,400	-	-	-	-	-	1,848,400	-	-	-	2,322,473	-
Rockhaven Resources Ltd.	5,000,000	6,265,337	-	-	-	-	5,000,000	-	-	-	962,993	6,265,337
Rockhaven Resources Ltd.	-	-	1,400,000	190,252			1,400,000	-	-	-	264,245	190,252
Rockhaven Resources Ltd. Warrants	-	-	700,000	-	-	-	700,000	-	-	-	72,032	-
Rubicon Minerals Corp.(b)	-	-	10,230,000	14,130,757	-	-	10,230,000	-	-	-	15,105,516	14,130,757
Rubicon Minerals Corp. Warrants(b)	-	-	3,064,000	-	-	-	3,064,000	-	-	-	309,112	-
Scorpio Mining Corp.	25,668,419	23,975,473	-	-	-	-	25,668,419	-	-	-	7,536,248	23,975,473
Scorpio Mining Corp.	522,400	984,285	-	-	-	-	522,400	-	-	-	150,920	984,285
SEMAFO, Inc.	7,676,200	28,072,966	938,000	3,143,119	-	-	8,614,200	-	-	-	37,213,344	31,216,085
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	-	308,502	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	-	4,108,799	15,810,172
Tocqueville Bullion Reserve LP	-	-	13,806	25,000,000	-	-	13,806	-	-	-	17,274,620	25,000,000
Torex Gold Mining	25,260,500	42,073,692	6,475,000	7,077,407	-	-	31,735,500	-	-	-	44,240,804	49,151,099
Torex Gold Mining Warrants	-	-	2,950,000	-	-	-	2,950,000	-	-	-	54,111	-
Gold Bullion International LLC Convertible Note	-	-	$211,019	211,019	-	-	$211,019	2,726	-	-	211,019	211,019
		$430,025,673		$138,119,226		$(955,840)		$2,726	$-	$-	$398,031,826	$567,189,059

The Delafield Fund

AM Castle & Co.	725,000	$6,980,251	575,000	$6,962,766	(100,000)	$(1,386,980)	1,200,000	$-	$-	$103,437	$9,936,000	$12,556,037
ACCO Brands Corp.(b)	4,000,000	31,935,099	1,000,000	6,052,160	(2,000,000)	(18,419,541)	3,000,000	-	-	(6,366,835)	19,860,000	19,567,718
Kemet Corp.	2,625,000	13,419,471	-	-	(350,000)	(2,295,065)	2,275,000	-	-	(222,798)	11,215,750	11,124,406
LTX-Credence Corp. (b)	2,000,000	14,057,657	-	-	(2,000,000)	(14,057,657)	-	-	-	2,418,780	-	-
Perry Ellis International(b)	-	-	600,000	8,948,026	(100,000)	(1,597,268)	500,000	-	-	206,122	9,200,000	7,350,758
Universal Stainless & Alloy	451,000	13,213,349	-	-	(51,000)	(1,906,296)	400,000	-	-	(109,736)	11,532,000	11,307,053
Xerium Technologies, Inc.	600,000	7,522,500	100,000	1,349,588	-	-	700,000	-	-	-	9,100,000	8,872,088
		$87,128,327		$23,312,540		$(39,662,807)		$-	$-	$(3,971,030)	$70,843,750	$70,778,060

The Tocqueville Select Fund

ACCO Brands Corp.(b)	524,500	$3,958,205	59,100	$345,835	-	$-	583,600	$-	$-	$-	$3,863,432	4,304,040
Summer Infant, Inc.	814,933	3,971,441	-	-	-	-	814,933	-	-	-	3,390,122	3,971,441
Xerium Technologies, Inc.	200,000	2,507,500	65,000	867,108	-	-	265,000	-	-	-	3,445,000	3,374,608
		$10,437,146		$1,212,943		$-		$-	$-	$-	$10,698,554	$11,650,089

	January 1, 2014		Additions		Reductions		Share Balance	Interest	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	at July 31, 2014	Income	Income	Loss	July 31, 2014	July 31, 2014

The Tocqueville Alternative Strategies Fund*

GSE Systems, Inc.	695,475	$1,300,357	-	$-	(160,443)	$(328,942)	535,032	$-	$-	$(55,495)	$882,803	971,415
Inuvo, Inc.	350,000	588,327	-	-	-	-	350,000	-	-	-	333,165	588,327
Inuvo, Inc. Warrants	31,750	-	-	-	-	-	31,750	-	-	-	6,395	-
		$1,888,684		$-		$(328,942)		$-	$-	$(55,495)	$1,222,363	$1,559,742

(a) Private security restrictions lifted during period and combined with other non restricted securities.
(b) Security is no longer an affiliated company at July 31, 2014.
*The predecessor fund of The Tocqueville Alternative Strategies Fund fiscal year began on January 1, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
                                                 Robert W. Kleinschmidt, President

Date  9/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Robert W. Kleinschmidt
                                                  Robert W. Kleinschmidt, President

Date 9/24/2014

By (Signature and Title)*/s/ Helen Balk
                                                  Helen Balk, Treasurer

Date 9/24/2014

* Print the name and title of each signing officer under his or her signature.